Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Institutional Class GPEIX
Prospectus [Line Items]
Annual Return [Percent]	9.08%	(8.62%)	12.23%	(24.50%)	8.99%	31.03%	23.62%	(20.48%)	28.33%	6.89%
Institutional Class GPGCX
Prospectus [Line Items]
Annual Return [Percent]	20.03%	14.93%	21.30%	(14.61%)	19.98%	24.97%
Institutional Class GPGEX
Prospectus [Line Items]
Annual Return [Percent]	10.66%	(0.85%)	14.93%	(30.32%)
Institutional Class GPMCX
Prospectus [Line Items]
Annual Return [Percent]	13.24%	3.22%	12.46%	(31.66%)	17.19%	52.85%	23.78%	(17.77%)	31.48%	9.76%
Institutional Class GPGIX
Prospectus [Line Items]
Annual Return [Percent]	8.95%	(10.05%)	16.44%	(33.28%)	21.86%	45.19%	31.49%	(18.07%)	32.95%	6.96%
Institutional Class GPRIX
Prospectus [Line Items]
Annual Return [Percent]	9.10%	(0.65%)	15.10%	(34.37%)	20.07%	41.51%	29.62%	(15.63%)	30.77%	7.81%
Institutional Class GGSYX
Prospectus [Line Items]
Annual Return [Percent]	2.89%	(4.36%)	17.19%	(39.39%)	21.22%	41.13%	32.34%	(14.90%)	31.58%	8.29%
Institutional Class GPIIX
Prospectus [Line Items]
Annual Return [Percent]	11.93%	(11.48%)	11.53%	(34.21%)	18.77%	37.08%	28.21%	(21.48%)	38.81%	3.10%
Institutional Class GISYX
Prospectus [Line Items]
Annual Return [Percent]	10.12%	(9.79%)	14.91%	(37.48%)	24.72%	38.49%	31.92%	(17.40%)	36.85%	5.22%
Institutional Class GUSYX
Prospectus [Line Items]
Annual Return [Percent]	1.09%	5.63%	22.00%	(35.28%)	21.41%